SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - Public Warrants [Member] - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Public warrants shares	35,540,380	35,540,380
Public warrants per half share	$ 5.75	$ 5.75